Status and Principal Activity	12 Months Ended
Dec. 31, 2022
Status and principal activity [Abstract]
Status and principal activity

NOTE 1: Status and principal activity

When used in this report, all references to “MDxHealth”, the “company”, “we”, “our” and “us” refer to MDxHealth, SA and its subsidiaries. MDxHealth is a limited liability company domiciled in Belgium, with offices and labs in Belgium, the United States and The Netherlands.

MDxHealth is a commercial-stage precision diagnostics company committed to providing non-invasive, clinically actionable and cost-effective urologic solutions to improve patient care. The Company’s novel prostate cancer genomic testing solutions combine advanced clinical modeling with genomic data to provide each patient with a personalized cancer risk profile, which provides more accurate and actionable information than standard risk factors (e.g., PSA, DRE, age) used by clinicians.

The Company’s Select mdx and Confirm mdx solutions address men at risk for developing prostate cancer, providing physicians with a clear clinical pathway to accurately identify clinically significant prostate cancer while minimizing the use of invasive procedures that are prone to complications. The Company’s Genomic Prostate Score (GPS) solution addresses men newly diagnosed with early-stage prostate cancer, providing physicians with a clear clinical pathway to make the most informed treatment decision for their individual disease, including active surveillance. The Company’s collective decades of experience in precision diagnostics and its portfolio of novel biomarkers for diagnostic, prognostic and predictive molecular assays supports its active pipeline of new testing solutions for prostate and other urologic diseases.

MDxHealth offers its laboratory solutions from its state-of-the-art, 13,448 square feet, College of American Pathologists (CAP)-accredited and Clinical Laboratory Improvement Amendments of 1988 (“CLIA”) certified, molecular laboratory facility located at its U.S. headquarters in Irvine, California as well as a CLIA-certified lab in Plano, Texas. MDxHealth also operates a molecular laboratory facility, MDxHealth B.V., located in Nijmegen, the Netherlands. This site is ISO 13485:2016 certified and operates a management quality system with the following scope: The design and development, manufacture, service laboratory activities and client services of in vitro diagnostic test kits, in vitro diagnostic reagents used for molecular diagnostic detection of oncological diseases.

The Company is headquartered in Belgium. The parent company, MDxHealth SA, has its registered and corporate office in Cap Business Center, Rue d’Abhooz 31, 4040 Herstal, Belgium. MDxHealth, Inc., the Company’s U.S. subsidiary, is located at 15279 Alton Parkway, Suite 100, Irvine, CA 92618, United States. MDxHealth B.V., the Company’s Dutch subsidiary, is located at Transistorweg 5, 6534 Nijmegen, The Netherlands.